Shareholders’ Equity (Details) - Schedule of Status of RSUs Under the Plan - Number of RSU [Member]	6 Months Ended
Jun. 30, 2024 shares
Schedule of Status of RSUs Under the Plan [Line Items]
Outstanding at beginning of year	813,268
Granted	686,127
Vested	(230,940)
Forfeited and cancelled	(3,890)
Outstanding at end of period	1,264,565